Condensed Financial Information of DHT Holdings, Inc. (parent company only), Statement of Comprehensive Income (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Statement of Comprehensive Income [Abstract]
Profit/(loss) for the year	$ (11,507)	$ 266,281	$ 73,680
Total comprehensive income/(loss) for the period net of tax	(11,667)	266,235	73,946
Attributable to the owners of parent	(11,681)	266,221	73,944
Parent Company [Member]
Statement of Comprehensive Income [Abstract]
Profit/(loss) for the year	36,095	(22,433)	26,975
Total comprehensive income/(loss) for the period net of tax	36,095	(22,433)	26,975
Attributable to the owners of parent	$ 36,095	$ (22,433)	$ 26,975